Share-Based Payments - Outstanding warrants (Details)	12 Months Ended
	Dec. 31, 2022 EquityInstruments kr / shares	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments kr / shares	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments kr / shares	Dec. 31, 2019 EquityInstruments	Dec. 31, 2022 shares	Dec. 31, 2021 Options	Dec. 31, 2020 Options
Share-Based Payments
Remaining term to maturity	11 years	11 years
Grant March 2022
Share-Based Payments
Average exercise price per warrant | $ / shares		$ 2.96
Grant June 2022, First [Member]
Share-Based Payments
Average exercise price per warrant | $ / shares		1.83
Grant June 2022, Second [Member]
Share-Based Payments
Average exercise price per warrant | $ / shares		1.83
Grant June 2022, Third [Member]
Share-Based Payments
Average exercise price per warrant | $ / shares		1.83
Grant September 2022 [Member]
Share-Based Payments
Average exercise price per warrant | $ / shares		2.42
Grant December 2022, First [Member]
Share-Based Payments
Average exercise price per warrant | $ / shares		2.23
Grant December 2022, Second [Member]
Share-Based Payments
Average exercise price per warrant | $ / shares		$ 2.23
Warrants
Share-Based Payments
Number of warrants outstanding	2,743,093	2,743,093	2,732,618	2,732,618	2,228,076	1,932,156		2,732,618	2,228,076
Average exercise price per warrant | (per share)		$ 2.24	kr 1	$ 5.38	kr 1
Remaining term to maturity			13 years	13 years	15 years	17 years
Warrants exercisable	1,988,106	1,988,106	2,072,122	2,072,122			1,988,106	2,732,618
Warrants | Grant December 2016
Share-Based Payments
Per warrant average grant date fair value	kr 20.91		kr 20.91		kr 20.91
Number of warrants outstanding							437,114	701,356	712,332
Average exercise price per warrant	kr 1		kr 1		kr 1
Remaining term to maturity	14 years	14 years	15 years	15 years	16 years
Warrants | Grant April 2017
Share-Based Payments
Per warrant average grant date fair value					kr 24.05
Number of warrants outstanding | Options									13,896
Average exercise price per warrant					kr 1
Remaining term to maturity					16 years
Warrants | Grant September 2017
Share-Based Payments
Per warrant average grant date fair value	kr 28.71		kr 28.71		kr 28.71
Number of warrants outstanding							617,184	617,184	617,184
Average exercise price per warrant	kr 1		kr 1		kr 1
Remaining term to maturity	14 years	14 years	15 years	15 years	16 years
Warrants | Grant December 2017
Share-Based Payments
Per warrant average grant date fair value	kr 28.71		kr 28.71		kr 28.71
Number of warrants outstanding							122,040	122,040	127,044
Average exercise price per warrant	kr 1		kr 1		kr 1
Remaining term to maturity	14 years	14 years	15 years	15 years	16 years
Warrants | Granted during 2018
Share-Based Payments
Per warrant average grant date fair value	kr 37.05		kr 37.05		kr 37.05
Number of warrants outstanding							170,496	174,564	181,836
Average exercise price per warrant	kr 1		kr 1		kr 1
Remaining term to maturity	14 years	14 years	15 years	15 years	16 years
Warrants | Grant February 2019
Share-Based Payments
Per warrant average grant date fair value	kr 42.57		kr 42.57		kr 42.57
Number of warrants outstanding							7,956	7,956	7,956
Average exercise price per warrant	kr 1		kr 1		kr 1
Remaining term to maturity	14 years	14 years	15 years	15 years	16 years
Warrants | Grant September 2019
Share-Based Payments
Per warrant average grant date fair value	kr 56.35		kr 56.35		kr 56.35
Number of warrants outstanding							54,000	54,000	54,000
Average exercise price per warrant	kr 1		kr 1		kr 1
Remaining term to maturity	14 years	14 years	15 years	15 years	16 years
Warrants | Grant October 2019
Share-Based Payments
Per warrant average grant date fair value	kr 56.97		kr 56.97		kr 56.97
Number of warrants outstanding							150,660	150,660	150,660
Average exercise price per warrant	kr 1		kr 1		kr 1
Remaining term to maturity	14 years	14 years	15 years	15 years	16 years
Warrants | Grant December 2020
Share-Based Payments
Per warrant average grant date fair value	kr 56.75		kr 56.75		kr 56.75
Number of warrants outstanding							193,064	317,457	363,168
Average exercise price per warrant	kr 1		kr 1		kr 1
Remaining term to maturity	8 years	8 years	9 years	9 years	11 years
Warrants | Grant April 2021
Share-Based Payments
Per warrant average grant date fair value	kr 45.31		kr 45.31
Number of warrants outstanding							1,655	1,655
Average exercise price per warrant	kr 1		kr 1
Remaining term to maturity	9 years	9 years	10 years	10 years
Warrants | Grant June 2021
Share-Based Payments
Per warrant average grant date fair value	kr 40.86		kr 40.86
Number of warrants outstanding							62,147	62,147
Average exercise price per warrant	kr 1		kr 1
Remaining term to maturity	9 years	9 years	10 years	10 years
Warrants | Grant December 2021
Share-Based Payments
Per warrant average grant date fair value	kr 19.22		kr 19.22
Number of warrants outstanding							435,165	523,599
Average exercise price per warrant | $ / shares		$ 5.38		$ 5.38
Remaining term to maturity	9 years	9 years	10 years	10 years
Warrants | Grant March 2022
Share-Based Payments
Per warrant average grant date fair value	kr 13.46
Number of warrants outstanding | shares							35,000
Remaining term to maturity	9 years	9 years
Warrants | Grant June 2022, First [Member]
Share-Based Payments
Per warrant average grant date fair value	kr 8.85
Number of warrants outstanding | shares							10,000
Remaining term to maturity	9 years	9 years
Warrants | Grant June 2022, Second [Member]
Share-Based Payments
Per warrant average grant date fair value	kr 8.85
Number of warrants outstanding | shares							10,000
Remaining term to maturity	9 years	9 years
Warrants | Grant June 2022, Third [Member]
Share-Based Payments
Per warrant average grant date fair value	kr 8.85
Number of warrants outstanding | shares							45,000
Remaining term to maturity	9 years	9 years
Warrants | Grant September 2022 [Member]
Share-Based Payments
Per warrant average grant date fair value	kr 10.46
Number of warrants outstanding | shares							11,000
Remaining term to maturity	9 years	9 years
Warrants | Grant December 2022
Share-Based Payments
Per warrant average grant date fair value	kr 10.95
Number of warrants outstanding | shares							50,000
Remaining term to maturity	9 years	9 years
Warrants | Grant December 2022, First [Member]
Share-Based Payments
Per warrant average grant date fair value	kr 10.95
Number of warrants outstanding | shares							330,612
Remaining term to maturity	9 years	9 years
Warrants | Grant December 2022, Second [Member]
Share-Based Payments
Number of warrants outstanding | shares							2,743,093
Remaining term to maturity	9 years	9 years